Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,138.3	€ 1,162.0
Listing and share transaction costs	(27.7)	(27.7)
Total net share capital and capital reserve	1,110.6	1,134.3
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,138.3	€ 1,162.0
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	139,791,169	142,426,655